Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 21 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of recognized financial instruments at December 31, 2011 and 2010 were as follows:

		2011			2010
	Carrying		Fair	Carrying		Fair
	amount		value	amount		value
			(Dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$60,093		$60,093	$21,856		$21,856
Securities	229,126		229,126	144,623		144,628
Loans, net	297,187		302,984	288,350		290,603

Total	$586,406		$592,203	$454,829		$457,087

FINANCIAL LIABILITIES
Deposits	$501,837		$503,563	$384,157		$386,087
Federal funds purchased and
securities sold under
repurchase agreements	40,861		39,932	20,989		20,988
Borrowed funds	18,500		19,980	25,500		26,359

Total	$561,198		$563,475	$430,646		$433,434

The preceding summary does not include accrued interest receivable, cash surrender value of life insurance, dividends payable, and other liabilities which are also considered financial instruments. The estimated fair value of such items is considered to be their carrying amount.

The Bank also has unrecognized financial instruments which relate to commitments to extend credit and standby letters of credit. The contract amount of such financial instruments was $76,793,000 at December 31, 2011 and $73,324,000 at December 31, 2010. The fair value of such instruments is not considered significant since they represent commitments at current interest rates.

The following methods and assumptions were used to estimate fair value of each class of financial instruments:

Cash and Cash Equivalents

Fair value is determined to be the carrying amount for these items because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities

The fair value of securities (both available-for-sale and held-to-maturity) is determined based on quoted market prices of the individual securities or, if not available, estimated fair value was obtained by comparison to other known securities with similar risk and maturity characteristics. Such value does not consider possible tax ramifications or estimated transaction costs. The fair value of restricted stock is considered to be its carrying amount.

Loans

Fair value for loans was estimated for portfolios of loans with similar financial characteristics. For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value. For fixed-rate loans, the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans. Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows. The estimated value of credit card loans is based on existing loans and does not include the value that relates to estimated cash flows from new loans generated from existing cardholders over the remaining life of the portfolio.

Deposit Liabilities

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand. The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities. The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other Financial Instruments

The fair value of federal funds purchased and securities sold under repurchase agreements, as well as borrowed funds is determined based on a discounted cash flow analysis using current interest rates.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect these estimates.